Financial assets at fair value through other comprehensive income - Additional information (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Loan loss provision		€ (4,481)	€ (4,491)
Debt securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Loan loss provision		(8)	(6)
Loans and receivables, category [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Loan loss provision		€ (4)	€ (5)
Investment in Kotak Mahindra Bank [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Proceeds from sale of investments in equity instruments	€ 923
Percentage of stake	3.07%